Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ELFUN DIVERSIFIED FUND
Prospectus Date	rr_ProspectusDate	May 01, 2017
ELFUN DIVERSIFIED FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Elfun Diversified Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The highest total return consistent with prudent investment management and the preservation of capital (total return includes both income and capital appreciation).
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 116% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	116.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the “Financial Highlights” section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing primarily in a combination of U.S. and foreign (non-U.S.) equity and debt securities and cash. The Fund invests in equity securities, such as common and preferred stocks, principally for their capital appreciation potential, and investment-grade debt securities principally for their income potential. The Fund holds cash principally for the preservation of capital, income potential or maintenance of liquidity.

The Fund’s investments in U.S. equity securities (also referred to as domestic equity investments) are achieved primarily through a passive investment approach of investing all or substantially all of its assets allocated to domestic equity investments directly in the securities that constitute the S&P 500® Index (the “S&P 500” or the “Index”). The S&P 500 is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States. As of the date of the prospectus, a significant portion of the S&P 500 is comprised of companies in the technology and financial sectors, although this may change from time to time. Using the Fund’s U.S. equity allocation, the Fund generally intends to invest in all stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the S&P 500 in proportions expected by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, to match generally, before fees and expenses, the performance of the Index as a whole.

The Fund’s investments in foreign equity securities (non-U.S. equity investments) will be achieved primarily through a passive investment approach of investing all or substantially all of its assets allocated to foreign equity investments in the State Street Global Equity ex-U.S. Index Portfolio (the “Global Equity ex-U.S. Portfolio” or the “Portfolio”), a mutual fund advised by SSGA FM. The Global Equity ex-U.S. Portfolio pursues a passive investment strategy designed to track, before fees and expenses, the total return performance of the MSCI ACWI ex-USA Index (the “MSCI Index”). The MSCI Index is a free float-adjusted market capitalization index that is designed to measure the combined equity market performance of large and mid-cap securities in developed and emerging market countries excluding the United States. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, exchange-traded funds, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the MSCI Index. Countries covered in the MSCI Index have historically included, among others, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Mexico, the Netherlands, New Zealand, Norway, Poland, Portugal, Qatar, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates and the United Kingdom. As of the date of the prospectus, a significant portion of the MSCI Index is comprised of companies in the financial sector, although this may change from time to time. As of the date of the prospectus, a significant portion of the MSCI Index is comprised of companies located in Europe and Japan and a significant portion of the MSCI Index’s constituents are denominated in Euros and Yen, although this may change from time to time. The Fund may also invest all or a portion of its non-U.S. equity allocation in all stocks comprising the MSCI Index in approximate proportion to their weightings in the index. However, under various circumstances, it may not be possible or practicable to purchase all stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the MSCI Index in proportions expected by SSGA FM to match generally the performance of the MSCI Index as a whole.

As of February 28, 2017, approximately 37.66% of the Fund’s total assets were allocated to domestic equity investments, and approximately 22.84% of the Fund’s total assets were allocated to foreign equity investments. The Fund’s allocations to domestic and foreign equity investments, debt securities and cash are actively managed and the percentage allocations stated as of February 28, 2017 may change from time to time. From time to time stocks are added to or removed from the S&P 500 or MSCI Index. The Fund may sell securities that are represented in the S&P 500 or MSCI Index, or purchase securities that are not yet represented in an index, in anticipation of their removal from or addition to an index.

The Fund may also, to the extent permitted by applicable law, invest in shares of one or more mutual funds (including funds advised by the Adviser) whose investment objectives and policies enable the Fund to gain investment exposure to the S&P 500 or MSCI Index.

The Fund will not incur additional management or advisory fees as a result of investing in the Global Equity ex-U.S. Portfolio because it does not charge a management fee to its investors. However the Fund will indirectly incur its share of the Global Equity ex-U.S. Portfolio’s operating expenses.

When selecting debt securities, the portfolio managers primarily use active security selection to choose securities based on the perceived merits of individual issuers, although portfolio managers of different asset classes or strategies may place different emphasis on the various characteristics of a company (as identified below) during the selection process. The portfolio managers seek to identify debt securities with characteristics such as:
  attractive yields and prices
  the potential for capital appreciation
  reasonable credit quality (typically investment grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments)
The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The portion of the Fund invested in debt securities normally has a weighted average effective maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest. The Fund is permitted to invest up to 20% of its total assets (including any borrowings) in high yield securities (also known as below-investment grade bonds or “junk” bonds).

		The portfolio managers may also use various types of derivative instruments (such as options, interest rate futures, interest-only swaps, interest rate swaps, index swaps and credit default swaps) to gain or hedge exposure to certain types of securities or asset classes (such as securities of small capitalization companies) as an alternative to investing directly in or selling such securities or asset classes, or to manage currency exposure, yield, interest rate exposure (also known as duration) and exposure to credit quality, and to gain or hedge exposure to certain securities, indices or market segments. The Fund may hedge a portion of its foreign currency risk but is not required to do so. The Fund may also invest to a lesser extent in high yield securities (also known as below investment grade bonds or “junk bonds”), equity and debt securities of companies or governments that are located in emerging market countries, and exchange traded funds to gain exposure to securities, including those of U.S. issuers, that are principally engaged in or related to the real estate industry and to securities of issuers in emerging markets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may not achieve its investment objective. General risks associated with the Fund’s investment policies and investment strategies are discussed below. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs. Except as otherwise stated, references in this section to “the Fund” may relate to the Fund, the Portfolio, or both. The risks described below may arise out of the Fund’s direct investments or the Fund’s investments in the Portfolio.

The principal risks of investing in the Fund are:
Asset Allocation Risk: The Fund’s investment performance depends upon the successful allocation by the Adviser of the Fund’s assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. There is no guarantee that the Adviser’s allocation techniques and decisions will produce the desired results.

Below Investment Grade Securities Risk: Lower-quality debt securities (“high yield” or “junk” bonds) are considered predominantly speculative, and can involve a substantially greater risk of default than higher quality debt securities. They can be illiquid, and their values can have significant volatility and may decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

Currency Hedging Risk: If the Fund enters into currency hedging transactions, any loss generated by those transactions generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the hedging transaction and the risk sought to be hedged. There can be no assurance that the Fund’s hedging transactions will be effective.

Currency Risk: The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may have significant volatility, and changes in the values of foreign currencies against the U.S. dollar may result in substantial declines in the values of the Fund’s assets denominated in foreign currencies.

Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. The U.S. is experiencing historically low interest rate levels. However, economic recovery and the tapering of the Federal Reserve Board’s quantitative easing program increase the likelihood that interest rates will rise in the future. A rising interest rate environment may cause the value of the Fund’s fixed income securities to decrease, an adverse impact on the liquidity of the Fund’s fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

Depositary Receipts Risk: Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action.

Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.

Emerging Markets Risk: Risks of investing in emerging markets include, among others, greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems. There is also the potential for unfavorable action such as expropriation, nationalization, embargo, and acts of war. The securities of emerging market companies may trade less frequently and in smaller volumes than more widely held securities. Market disruptions or substantial market corrections may limit very significantly the liquidity of securities of certain companies in a particular country or geographic region, or of all companies in the country or region. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund’s obligations. These risks are generally greater for investments in frontier market countries, which typically have smaller economies or less developed capital markets than traditional emerging market countries.

Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Financial Sector Risk: Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Geographic Focus Risk: The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified fund.

Europe: Developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the Economic and Monetary Union of the European Union (“EU”). Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions among European countries may have a significant adverse effect on the economies of other European countries. In addition, one or more countries may abandon the euro and/or withdraw from the EU. For example, in June 2016, citizens of the United Kingdom voted in a referendum to leave the EU (known as “Brexit”), creating economic and political uncertainty in its wake. In March 2017, the United Kingdom formally notified the European Council of the United Kingdom’s intention to withdraw from the EU pursuant to Article 50 of the Treaty on European Union. This formal notification began a two-year period of negotiations regarding the terms of the United Kingdom’s exit from the EU. It is unclear how withdrawal negotiations will be conducted and what the potential consequences may be. Any exits from the EU, or the possibility of such exits, may have a significant impact on the United Kingdom, Europe, and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth for such economies that could potentially have an adverse effect on the value of the Fund’s investments. In addition, a number of countries in Europe have suffered terrorist attacks and additional attacks may occur in the future. Such attacks may cause uncertainty in financial markets and may adversely affect the performance of the issuers to which the Fund has exposure.

Japan: The growth of Japan's economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. China has become an important trading partner with Japan, yet the countries' political relationship has become strained. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors. Japan has an aging workforce and has experienced a significant population decline in recent years. Japan's labor market appears to be undergoing fundamental structural changes, as a labor market traditionally accustomed to lifetime employment adjusts to meet the need for increased labor mobility, which may adversely affect Japan's economic competitiveness. Natural disasters, such as earthquakes, volcanoes, typhoons or tsunamis, could occur in Japan or surrounding areas and could negatively affect the Japanese economy and, in turn, the Fund.

Growth Stock Risk: The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Hedging Risk: The success of the Fund’s hedging strategies will depend, in part, upon the Adviser’s ability to assess correctly the degree of correlation between the performance of the instruments used in a hedging strategy and the performance of the investments being hedged. There is no guarantee that any hedging strategy used by the Fund will be successful in hedging the subject risks. It is possible that the Fund will lose money on a hedging transaction and on the asset of the Fund that was the subject of the hedge. Hedging transactions may have the effect of creating investment leverage in the Fund.

Income Risk: The Fund’s income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index) for the Fund’s domestic equity investments, the Fund’s return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index.

Large Shareholder Risk: To the extent a large proportion of the shares of the Fund are held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. These transactions could adversely affect the ability of the Fund to conduct its investment program.

Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund’s holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.

Management Risk: The Fund is actively managed. The Adviser’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser’s investment techniques and decisions will produce the desired results.

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed-income investments. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.

Non-U.S. Securities Risk: Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market. Certain countries have recently experienced (or currently are expected to experience) negative interest rates on certain fixed-income securities, and similar interest rate conditions may be experienced in other regions. Investments in fixed-income securities with very low or negative interest rates may magnify the Fund’s susceptibility to interest rate risk and diminish yield and performance, and such investments may be subject to heightened volatility and reduced liquidity.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund.

Portfolio Turnover Risk: Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Real Estate Securities Risk: An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Risk of Investment in Other Pools: If the Fund invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected and is exposed indirectly to all of the risks applicable to an investment in such other pool. The investment policies of the other pool may not be the same as those of the Fund; as a result, an investment in the other pool may be subject to additional or different risks than those to which the Fund is typically subject. The Fund bears its proportionate share of the fees and expenses of any pool in which it invests. The Adviser or an affiliate may serve as investment adviser to a pool in which the Fund may invest, leading to potential conflicts of interest. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which the Fund does so.

Small-, Mid- and Micro-Capitalization Securities Risk: The securities of small-, mid- and micro-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of smaller companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of smaller issuers may be illiquid or may be restricted as to resale, and their values may have significant volatility. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund’s obligations. Returns on investments in securities of small-, mid- and micro-capitalization companies could trail the returns on investments in securities of larger companies.

Technology Sector Risk: Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Unconstrained Sector Risk: The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund’s shares to decrease, perhaps significantly.

Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the holding(s) or had used a different valuation methodology.

Value Stock Risk: A “value” style of investing is subject to the risk that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market. Value stocks present the risk that they may decline in price or never reach their expected full market value, either because the market fails to recognize a stock’s intrinsic worth or the Adviser overestimates the stock’s expected value.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns from year-to-year and by showing how the Fund's average annual returns for the periods indicated compared with those of a broad measure of market performance. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling 1-800-242-0134 or by visiting our website at www.ssga.com/geam.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns from year-to-year and by showing how the Fund’s average annual returns for the periods indicated compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-242-0134
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ssga.com/geam
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS (%) (years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Highest 11.59% (quarter ended June 30, 2009) Lowest -16.68% (quarter ended December 31, 2008)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (%) (for the periods ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
ELFUN DIVERSIFIED FUND | Elfun Diversified Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Expenses	rr_ManagementFeesOverAssets	0.17%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%	[2]
1 Year	rr_ExpenseExampleYear01	$ 48
3 Years	rr_ExpenseExampleYear03	151
5 Years	rr_ExpenseExampleYear05	263
10 Years	rr_ExpenseExampleYear10	591
1 Year	rr_ExpenseExampleNoRedemptionYear01	48
3 Years	rr_ExpenseExampleNoRedemptionYear03	151
5 Years	rr_ExpenseExampleNoRedemptionYear05	263
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 591
2007	rr_AnnualReturn2007	8.74%
2008	rr_AnnualReturn2008	(30.23%)
2009	rr_AnnualReturn2009	22.13%
2010	rr_AnnualReturn2010	9.98%
2011	rr_AnnualReturn2011	(2.60%)
2012	rr_AnnualReturn2012	12.77%
2013	rr_AnnualReturn2013	16.79%
2014	rr_AnnualReturn2014	4.95%
2015	rr_AnnualReturn2015	(1.25%)
2016	rr_AnnualReturn2016	5.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.68%)
1 Year	rr_AverageAnnualReturnYear01	5.48%
5 Years	rr_AverageAnnualReturnYear05	7.56%
10 Years	rr_AverageAnnualReturnYear10	3.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 1988
ELFUN DIVERSIFIED FUND | Return After Taxes on Distributions | Elfun Diversified Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.53%
5 Years	rr_AverageAnnualReturnYear05	5.64%
10 Years	rr_AverageAnnualReturnYear10	2.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 1988
ELFUN DIVERSIFIED FUND | Return After Taxes on Distributions and Sale of Fund Shares | Elfun Diversified Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.51%
5 Years	rr_AverageAnnualReturnYear05	5.36%
10 Years	rr_AverageAnnualReturnYear10	2.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 1988
ELFUN DIVERSIFIED FUND | S&P 500® Index (does not reflect fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 1988
ELFUN DIVERSIFIED FUND | Bloomberg Barclays U.S. Aggregate Bond Index (does not reflect fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 1988
ELFUN DIVERSIFIED FUND | MSCI® ACWI ex-U.S. Index (does not reflect fees, expenses or taxes other than withholding taxes on reinvested dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.50%
5 Years	rr_AverageAnnualReturnYear05	5.00%
10 Years	rr_AverageAnnualReturnYear10	0.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 1988

[1]	Expenses have been restated to reflect current expenses.
[2]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the “Financial Highlights” section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.